Cover Page	Jun. 05, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
6.25% Junior Subordinated Notes due 2085
Document Information [Line Items]
Title of 12(b) Security	6.25% Junior Subordinated Notes due 2085
Trading Symbol	XELLL
Security Exchange Name	NASDAQ
Public Service Company of Colorado
Document Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE CO OF COLORADO
Entity Central Index Key	0000081018
Entity Incorporation, State or Country Code	CO
Entity File Number	001-3280
Entity Tax Identification Number	84-0296600
Entity Address, Address Line One	3500 Blake Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	(303)
Local Phone Number	571-7511